Document and Entity Information	Mar. 16, 2026
Cover [Abstract]
Entity Registrant Name	BIOMARIN PHARMACEUTICAL INC
Amendment Flag	false
Entity Central Index Key	0001048477
Document Type	8-K
Document Period End Date	Mar. 16, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-26727
Entity Tax Identification Number	68-0397820
Entity Address, Address Line One	770 Lindaro Street
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94901
City Area Code	(415)
Local Phone Number	506-6700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	BMRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false